Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited)

SHARES	Convertible Preferred (Restricted) (a)(b) – 7.7% of Net Assets	VALUE
	Biotechnology – 4.8%
326,667	Amphivena Therapeutics, Inc. Series B (c)	$33
525,972	Amphivena Therapeutics, Inc. Series C, 6.00% (c)	53
82,076	Arbor Biotechnologies, Series B, 8.00%	1,359,999
2,353,932	Arkuda Therapeutics, Inc. Series A, 6.00% (c)	4,162,222
487,526	Arkuda Therapeutics, Inc. Series B, 6.00% (c)	862,043
602,572	Dynacure Series C	2,620,581
2,875,000	Hotspot Therapeutics, Inc. Series B, 6.00%	9,317,587
632,394	HotSpot Therapeutics, Inc. Series C, 6.00%	2,049,526
1,020,000	ImmuneID, Inc. Series A, 8.00%	2,040,000
7,187,500	Invetx, Inc. Series A, 8.00% (c)	4,816,344
3,089,091	Invetx, Inc. Series B, 8.00% (c)	2,070,000
277,444	Oculis SA, Series B2, 6.00%	2,952,004
75,367	Oculis SA, Series C, 6.00%	801,905
528,339	Parthenon Therapeutics, Inc. Series A	2,092,307
346,666	Priothera Ltd. Series A, 6.00% (c)	3,632,886
1,553,631	Quell Therapeutics, Series B (d)	2,936,363
294,589	ReCode Therapeutics, Series B, 5.00%	2,719,999
		44,433,852

	Health Care Equipment & Supplies – 0.2%
421,634	IO Light Holdings, Inc. Series A2	1,423,015

	Pharmaceuticals – 2.7%
616,645	Aristea Therapeutics, Inc. Series B, 8.00%	3,399,996
1,295,238	Biotheryx, Inc. Series E, 8.00%	6,800,000
17,547,740	Curasen Therapeutics, Inc. Series A (c)	8,414,141
657,322	Endeavor Biomedicines, Inc. Series B, 8.00%	3,099,996
2,773,472	HiberCell, Inc. Series B	3,399,999
		25,114,132
	TOTAL CONVERTIBLE PREFERRED (Cost $78,259,240)	70,970,999

PRINCIPAL AMOUNT	CONVERTIBLE NOTES (Restricted)(a)(b)(c) - 0.0% of Net Assets
	Biotechnology – 0.0%
$303,323	Amphivena Therapeutics, Inc., 8.00%	0
	TOTAL CONVERTIBLE NOTES (Cost $ 303,323)	0

SHARES	COMMON STOCKS - 86.7% of Net Assets
	Biotechnology – 50.1%
132,179	AbbVie, Inc.	20,244,536
367,414	Affimed N.V. (a)(d)	1,017,737
90,398	Alkermes plc (a)	2,692,956
77,438	Alnylam Pharmaceuticals, Inc. (a)	11,294,332
304,895	Amgen, Inc.	74,180,954
217,588	Apellis Pharmaceuticals, Inc. (a)	9,839,329
86,869	Arcutis Biotherapeutics, Inc. (a)	1,851,178
21,958	Argenx SE ADR (a)	8,319,447

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
87,937	Arrowhead Pharmaceuticals, Inc. (a)	$3,096,262
43,409	Ascendis Pharma A/S ADR (a)	4,035,301
30,066	BeiGene Ltd. ADR (a)	4,866,182
137,035	BioCryst Pharmaceuticals, Inc. (a)	1,449,830
66,310	Biogen, Inc. (a)	13,523,261
28,433	Biohaven Pharmaceutical Holding Co., Ltd. (a)	4,142,972
71,154	BioMarin Pharmaceutical, Inc. (a)	5,896,532
57,580	BioNTech SE ADR	8,585,178
90,404	Black Diamond Therapeutics, Inc. (a)(e)	222,394
67,726	Blueprint Medicines Corp. (a)	3,420,840
475,576	Caribou Biosciences, Inc. (a)(e)	2,582,378
51,708	ChemoCentryx, Inc. (a)	1,281,324
143,592	Denali Therapeutics, Inc. (a)	4,225,913
15,094	Fate Therapeutics, Inc. (a)	374,029
15,186	Fusion Pharmaceuticals, Inc. (a)(d)	37,813
200,492	G1 Therapeutics, Inc. (a)(e)	990,430
296,462	Galera Therapeutics, Inc. (a)	385,401
854,746	Gilead Sciences, Inc.	52,831,850
53,885	I-Mab ADR (a)	608,901
36,800	Intellia Therapeutics, Inc. (a)	1,904,768
33,437	Intercept Pharmaceuticals, Inc. (a)(e)	461,765
112,999	Ionis Pharmaceuticals, Inc. (a)	4,183,223
52,289	Karuna Therapeutics, Inc. (a)	6,615,081
1,063,799	Mereo Biopharma Group plc ADR (a)	1,191,455
138,636	Moderna, Inc. (a)	19,804,153
205,800	Moonlake Immunotherapeutics AG Class A (Restricted) (a)(b)	972,405
125,116	Neurocrine Biosciences, Inc. (a)	12,196,308
2,970	NexGel, Inc. (a)	5,108
37,188	Novavax, Inc. (a)(e)	1,912,579
51,406	Praxis Precision Medicines, Inc. (a)	125,945
154,807	Precision BioSciences, Inc. (a)(e)	247,691
481,646	Pyxis Oncology, Inc. (a)	1,146,318
842,993	Rallybio Corp. (a)(e)	6,364,597
81,960	Regeneron Pharmaceuticals, Inc. (a)	48,449,015
106,483	Sarepta Therapeutics, Inc. (a)	7,981,966
68,117	Scholar Rock Holding Corp. (a)(e)	373,962
119,124	Seagen, Inc. (a)	21,077,801
115,649	Sutro Biopharma, Inc. (a)	602,531
142,714	Travere Therapeutics, Inc. (a)	3,457,960
138,057	TScan Therapeutics, Inc. (a)	434,189
28,600	Ultragenyx Pharmaceutical, Inc. (a)	1,706,276
357,080	uniQure N.V. (a)(d)	6,655,971
42,183	United Therapeutics Corp. (a)	9,940,002
567,550	Vectivbio Holding AG (a)	3,064,770
202,373	Vertex Pharmaceuticals, Inc. (a)	57,026,688
153,470	Xencor, Inc. (a)	4,200,474
27,684	Zai Lab Ltd. ADR (a)	960,081
		465,060,342

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

SHARES	Health Care Equipment & Supplies – 6.0%	VALUE
114,588	Abbott Laboratories	$12,449,986
160,000	Cercacor Laboratories, Inc. (Restricted) (a)(b)	687,573
15,264	DexCom, Inc. (a)	1,137,626
43,827	Edwards Lifesciences Corp. (a)	4,167,510
173,673	Guardant Health, Inc. (a)	7,005,969
10,945	Hologic, Inc. (a)	758,489
10,354	IDEXX Laboratories, Inc. (a)	3,631,458
57,333	Lantheus Holdings, Inc. (a)	3,785,698
29,380	Medtronic plc	2,636,855
74,215	Stryker Corp.	14,763,590
39,439	Zimmer Biomet Holdings, Inc.	4,143,461
3,943	Zimvie, Inc. (a)	63,127
		55,231,342
	Health Care Providers & Services – 6.8%
17,832	Addus HomeCare Corp. (a)	1,485,049
29,482	AMN Healthcare Services, Inc. (a)	3,234,470
2,644	Anthem, Inc.	1,275,941
14,361	Charles River Laboratories International, Inc. (a)	3,072,823
41,860	Cigna Corp.	11,030,947
51,696	Contra Zogenix, Inc. (a)(b)	78,578
24,237	HCA Healthcare, Inc.	4,073,270
47,561	HealthEquity, Inc. (a)	2,919,770
6,740	Humana, Inc.	3,154,792
222,222	InnovaCare, Inc. Escrow Shares (Restricted) (a)(b)	56,911
6,524	Medpace Holdings, Inc. (a)	976,447
20,567	Molina Healthcare, Inc. (a)	5,750,739
107,595	Owens & Minor, Inc.	3,383,863
43,179	UnitedHealth Group, Inc.	22,178,030
		62,671,630
	Healthcare Services – 1.4%
15,929	Laboratory Corporation of America Holdings	3,733,121
130,505	Syneos Health, Inc. (a)	9,354,598
		13,087,719
	Life Sciences Tools & Services – 4.0%
216,209	Adaptive Biotechnologies Corp. (a)	1,749,131
35,350	ICON plc (a)	7,660,345
107,767	Illumina, Inc. (a)	19,867,924
14,873	Thermo Fisher Scientific, Inc.	8,080,203
		37,357,603
	Medical Devices and Diagnostics – 1.4%
4,063	Align Technology, Inc. (a)	961,591
144,489	Boston Scientific Corp. (a)	5,385,105
15,181	Danaher Corp.	3,848,687
15,310	Intuitive Surgical, Inc. (a)	3,072,870
		13,268,253
	Pharmaceuticals – 17.0%
51,378	Arvinas, Inc. (a)	2,162,500

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

SHARES	Pharmaceuticals – continued	VALUE
414,257	AstraZeneca plc ADR	$27,369,960
104,219	Aurinia Pharmaceuticals, Inc. (a)(d)(e)	1,047,401
229,831	Bristol-Myers Squibb Co.	17,696,987
21,313	Eli Lilly & Co.	6,910,314
465,507	Endo International plc (a)	216,787
411,374	Horizon Therapeutics plc (a)	32,811,190
169,426	Intra-Cellular Therapies, Inc. (a)	9,670,836
17,633	IQVIA Holdings, Inc. (a)	3,826,185
90,289	Jazz Pharmaceuticals plc (a)(d)	14,085,987
36,231	Johnson & Johnson	6,431,365
48,115	McKesson Corp.	15,695,594
71,668	Merck & Co., Inc.	6,533,972
55,093	Mirati Therapeutics, Inc. (a)	3,698,393
7,050	Perrigo Co. plc	286,019
60,450	Pfizer, Inc.	3,169,394
79,790	Spectrum Pharmaceuticals, Inc. (a)	62,236
28,747	Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	1,725
291,666	Teva Pharmaceutical Industries Ltd. ADR (a)	2,193,328
69,000	Theseus Pharmaceuticals, Inc. (a)(e)	381,570
94,775	VYNE Therapeutics, Inc. (a)(e)	36,858
17,924	Zoetis, Inc.	3,080,956
		157,369,557
	TOTAL COMMON STOCKS (Cost $694,118,115)	804,046,446

	EXCHANGE TRADED FUNDS - 1.1% of Net Assets
24,569	iShares Nasdaq Biotechnology ETF	2,890,051
102,399	SPDR S&P Biotech ETF	7,605,174
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,003,884)	10,495,225

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 4.3% of Net Assets
$33,479,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $33,479,223, 0.24%, dated 06/30/22, due 07/01/22 (collateralized by U.S. Treasury Note 0.25%, due 09/30/2025, market value $34,148,608)	33,479,000

SHARES
6,505,927	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.42% (f)	6,505,927
	TOTAL SHORT-TERM INVESTMENTS (Cost $39,984,927)	39,984,927
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 99.8% (Cost $822,669,489)	925,497,597

INTEREST	MILESTONE INTERESTS (Restricted)(a)(b) - 1.0% of Net Assets
	Biotechnology – 0.2%
1	Rainier Therapeutics Milestone Interest	383,352
1	Therachon Milestone Interest	1,280,283

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

INTEREST	Biotechnology – continued	VALUE
		$1,663,635
	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	1,090
		1,090

	Pharmaceuticals – 0.8%
1	Afferent Milestone Interest	286,192
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	1,741,805
1	Neurovance Milestone Interest	5,643,054
		7,671,051
	TOTAL MILESTONE INTERESTS (Cost $8,061,263)	9,335,776
	TOTAL INVESTMENTS - 100.8% (Cost $830,730,752)	934,833,373
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.8)%	(7,392,029)
	NET ASSETS - 100%	$927,441,344

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $23,957,722).
(d)	Foreign security.
(e)	All or a portion of this security is on loan as of June 30, 2022.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2022.
ADR	American Depository Receipt
CVR	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2022, the cost of securities for Federal income tax purposes was $830,730,752. The net unrealized gain on securities held by the Fund was $104,102,621, including gross unrealized gain of $237,095,011 and gross unrealized loss of $132,992,390.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2022, the Fund loaned securities valued at $6,232,497 and received $6,505,927 of cash collateral.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2022 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2021		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2022
Amphivena Therapeutics	$86		$-	$-	$-	$-	$86
Arkuda Therapeutics, Inc..	2,800,002		862,043	-	-	1,362,220	5,024,265
Curasen Therapeutics, Inc.	7,000,000		1,414,141	-	-	-	8,414,141
Invetx, Inc.	3,450,000		2,070,000	-	-	1,366,344	6,886,344
Priothera Ltd.	1,081,123	*	2,946,771	-	-	(395,008)	3,632,886
	$14,331,211		$7,292,955	$-	$-	$2,333,556	$23,957,722

Affiliated Companies	Shares as of June 30, 2022	Principal Amount as of June 30, 2022	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Amphivena Therapeutics	852,639	$303,323	$-	$-
Arkuda Therapeutics, Inc.	2,841,458	-	-	-
Curasen Therapeutics, Inc.	17,547,740	-	-	-
Invetx, Inc.	10,276,591	-	-	-
Priothera Ltd.	346,666	-	-	-
	31,865,094	$303,323	$-	$-

* Not an affiliate as of September 30, 2021.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2022, the total amount of transfers between Level 3 and Level 1 was $4,080,321. The two investments were transferred due to an initial public offering and the values are being supported by the market price. There were no other transfers between levels.

The following is a summary of the levels used as of June 30, 2022 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3		Total
Convertible Preferred
Biotechnology	$-	$-	$44,433,852		$44,433,852
Health Care Equipment & Supplies	-	-	1,423,015		1,423,015
Pharmaceuticals	-	-	25,114,132		25,114,132
Convertible Notes
Biotechnology	-	-	0	*	0
Common Stocks and Warrants
Biotechnology	464,087,937	972,405	-		465,060,342
Health Care Equipment & Supplies	54,543,769	-	687,573		55,231,342
Health Care Providers & Services	62,536,141	78,578	56,911		62,671,630
Healthcare Services	13,087,719	-	-		13,087,719
Life Sciences Tools & Services	37,357,603	-	-		37,357,603
Medical Devices and Diagnostics	13,268,253	-	-		13,268,253
Pharmaceuticals	157,367,832	1,725	-		157,369,557
Exchange Traded Fund	10,495,225	-	-		10,495,225
Short-term Investments	6,505,927	33,479,000	-		39,984,927
Milestone Interests
Biotechnology	-	-	1,663,635		1,663,635
Health Care Equipment & Supplies	-	-	1,090		1,090
Pharmaceuticals	-	-	7,671,051		7,671,051
Other Assets	-	-	272		272
Total	$819,250,406	$34,531,708	$81,051,531		$934,833,645

*Represents security valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

Investments in Securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2022
Convertible Preferred
Biotechnology	$31,989,201	$1,523,124	$15,001,526	$-	$(4,079,999)	$44,433,852
Health Care Equipment & Supplies	1,423,015	-	-	-	-	1,423,015
Pharmaceuticals	20,599,995	(7,632)	4,521,769	-	-	25,114,132
Convertible Notes
Biotechnology	0	-	-	-	-	0
Common Stocks
Biotechnology	322	-	-	-	$(322)	-
Health Care Equipment & Supplies	1,768,200	(1,080,627)	-	-	-	687,573
Health Care Providers & Services	139,911	(60,629)	-	(22,371)	-	56,911
Milestone Interests
Biotechnology	1,758,375	(94,740)	-	-	-	1,663,635
Health Care Equipment & Supplies	1,982	(705)	-	(187)	-	1,090
Pharmaceuticals	9,289,198	(1,618,147)	-	-	-	7,671,051
Other Assets	15,966	-	2,520	(18,214)	-	272
	$66,986,165	$(1,339,356)	$19,525,815	$(40,772)	$(4,080,321)	$81,051,531

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(1,339,356)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock	$687,573	Income approach	(a)	N/A
	56,911	Probability adjusted value	Probability of events Timing of events	50.00% (50.00%) 0.75-1.75 (1.25) years
Convertible Preferred	55,362,339 15,608,660	Market approach Recent transactions	(a) (b)	N/A N/A
Milestones Interests	9,335,776	Probability adjusted value	Probability of events Timing of events	0.00%-100.00% (72.70%) 0.25-14.00 (3.75) years
Other Assets	272	Probability adjusted value	Probability of events Timing of events	95.00% (95.00%) 5.75 (5.75) years
	$81,051,531

(a)	There is no quantitative information to provide as this method of measure is investment specific.
(b)	The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 9% of the Fund’s net assets at June 30, 2022.

At June 30, 2022, the Fund had a commitment of $3,299,853 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2022. The Fund on its own does not have the right to demand that such securities be registered.

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$377,701	$286,192.00		$286,192
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		4,903,056	0.00	††	33
Series C Cvt. Pfd	12/10/18		1,887,644	0.00	††	53
Cvt. Note	08/25/21		303,323	0.00		0
Arbor Biotechnologies, Series B Cvt. Pfd	10/29/21		1,367,052	16.57		1,359,999
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		3,399,996	5.51		3,399,996
Arkuda Therapeutics, Inc.
Series A Cvt. Pfd	05/16/19,04/02/20, 07/15/21		5,608,507	1.77		4,162,222
Series B Cvt. Pfd	01/24/22		863,441	1.77		862,043
Biotheryx, Inc. Series E Cvt. Pfd	05/19/21		6,814,067	5.25		6,800,000
Cercacor Laboratories, Inc. Common	03/31/98	†	0	4.30		687,573
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18,01/07/20, 10/21/21		8,414,141	0.48		8,414,141
Dynacure Series C Cvt. Pfd	04/21/20,10/28/20		5,611,822	4.35		2,620,581
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		3,103,019	4.72		3,099,996
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		3,406,945	1.23		3,399,999
Hotspot Therapeutics, Inc.
Series B Cvt. Pfd	04/22/20, 06/17/21		6,905,056	3.24		9,317,587
Series C Cvt. Pfd	11/15/21		2,050,638	3.24		2,049,526
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		2,044,520	2.00		2,040,000
Impact Biomedicines Milestone Interest	07/20/10		0	1,741,805.00		1,741,805
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	73,738	0.26		56,911
Invetx, Inc.
Series A Cvt. Pfd	08/06/20		3,452,934	0.67		4,816,344
Series B Cvt. Pfd	03/28/22		2,071,261	0.67		2,070,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.38		1,423,015
Moonlake Immunotherapeutics AG Class A Common	03/30/22		2,060,789	4.73		972,405
Neurovance Milestone Interest	03/20/17		4,917,881	5,643,054.00		5,643,054
Oculis SA
Series B2 Cvt. Pfd	01/16/19		2,335,688	10.64		2,952,004
Series C Cvt. Pfd	04/07/21		801,905	10.64		801,905
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21		2,092,307	3.96		2,092,307
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		4,044,974	10.48		3,632,886
Quell Therapeutics, Series B Cvt. Pfd	11/29/21		2,955,956	1.89		2,936,363
Rainier Therapeutics Milestone Interest	09/28/21		395,493	383,352.00		383,352
ReCode Therapeutics, Series B Cvt. Pfd	10/12/21		2,729,552	9.23		2,719,999
Therachon Milestone Interest	07/01/19		2,362,765	1,280,283.00		1,280,283
Therox Milestone Interest	06/18/19		7,423	1,090.00		1,090
			$88,758,353			$82,023,664

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01

The accompanying notes are an integral part of this Schedule of Investments.